Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans And Obligations For Termination Indemnity
BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY

The Company’s subsidiaries ESA, a German subsidiary (the "German Subsidiary") and a Belgian subsidiary (the "Belgian Subsidiary") sponsor benefit plans for their employees in the U.S., Germany and Belgium, respectively, as follows:

1.    Defined Benefit Retirement Plan based on Employer’s Contributions

a)
ESA has three defined benefit pension plans (the “Plans”) which cover the employees of ESA’s two largest subsidiaries. Monthly benefits are based on years of benefit service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law. Pension fund assets of the Plans are invested primarily in stocks, bonds and cash through a financial institution, as the investment manager of the Plans’ assets. Pension expense is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employee. The measurement date for ESA subsidiaries' benefit obligation is December 31.

Participation in ESA’s qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
The German Subsidiary, which is wholly-owned by the Company, has mainly one defined benefit pension plan (the “P3-plan”) which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant’s compensation, which accumulate together with the respective interest credits on the employee’s cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	The Belgian Subsidiary, which is wholly-owned, has a defined benefit pension plan, which is divided into two categories:

1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Changes in benefit obligation:
Benefit obligation at beginning of year	$172,381	$177,090
Service cost	7,762	9,368
Interest cost	7,833	6,830
Exchange rate differences	(2,276)	1,060
Actuarial losses (gain)	43,901	(18,690)
Benefits paid	(3,933)	(3,277)
Benefit obligation at end of year	$225,668	$172,381
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	115,242	101,794
Actual return on Plans’ assets (net of expenses)	4,570	9,957
Employer contribution	10,610	6,768
Benefits paid	(3,933)	(3,277)
Fair value of Plans’ assets at end of year	$126,489	$115,242
Accrued benefit cost, end of year:
Funded status	(99,180)	(57,140)
Unrecognized net actuarial loss	84,116	38,281
Unrecognized prior service cost	305	409
	$(14,759)	$(18,450)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(806)	(671)
Accrued benefit liability, non-current	(98,374)	(56,469)
Accumulated other comprehensive income, pre-tax	84,421	38,690
Net amount recognized	$(14,759)	$(18,450)

	Year ended December 31,
	2014	2013	2012
Components of the Plans’ net periodic pension cost:
Service cost	$7,762	$9,368	$9,709
Interest cost	7,833	6,830	6,567
Expected return on Plans’ assets	(8,221)	(7,319)	(6,400)
Amortization of prior service cost	(125)	—	172
Amortization of transition amount	121	91	(131)
Amortization of net actuarial loss	2,108	4,483	4,107
Total net periodic benefit cost	$9,478	$13,453	$14,024
Additional information
Accumulated benefit obligation	$215,276	$164,696	$167,667

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	December 31,
	2014	2013
Weighted average assumptions:
Discount rate as of December 31	3.9%	4.8%
Expected long-term rate of return on Plans’ assets	7.3%	7.0%
Rate of compensation increase	2.4%	2.4%

Asset Allocation by Category as of December 31:

	2014	2013
Asset Category:
Equity Securities	67.0%	54.0%
Debt Securities	32.5%	34.3%
Other	0.5%	11.7%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2014	2013
Asset Category:
Equity Securities	50.0%	49.7%
Debt Securities	40.0%	37.6%
Other	10.0%	12.7%
Total	100.0%	100.0%

The fair value of the asset values by category at December 31, 2014 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash Equivalents:
Money Market Funds (a)	$611	$611	$—	$—
Fixed Income Securities:
Mutual Funds (b)	41,116	41,116	—	—
Equity Securities:
International Companies (c)	2,357	2,357	—	—
Mutual Funds (d)	79,763	79,763	—	—
Other	2,642	2,642	—	—
Total	$126,489	$126,489	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2014 Plan year have been satisfied as of December 31, 2014. Benefit payments over the next five years are expected to be $5,413 in 2015, $6,090 in 2016, $6,796 in 2017, $7,663 in 2018 and $8,339 in 2019.

2.    Retiree Medical Plan

Effective January 1, 2003, ESA commenced offering retiree medical benefits to a limited number of retirees.

The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,445	$2,783
Service cost	150	214
Interest cost	96	88
Actuarial (gain) loss	(692)	(538)
Employee contribution	13	23
Benefits paid	(59)	(125)
Benefit obligation at end of period	$1,953	$2,445
Change in Plan Assets:
Employer contribution	$46	$102
Employee contribution	13	23
Benefits paid	(59)	(125)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2014	2013
Accrued benefit cost, end of period:
Funded status	$(1,953)	$(2,445)
Unrecognized net actuarial (gain) loss	(1,428)	(784)
Unrecognized prior service cost	—	—
Accrued benefit cost, end of period	$(3,381)	$(3,229)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(145)
Accrued benefit liability, non-current	(1,842)	(2,300)
Accumulated other comprehensive gain, pretax	(1,428)	(784)
Net amount recognized	$(3,381)	$(3,229)

Components of net periodic pension cost (for period):
Service cost	$150	$214
Interest cost	96	88
Amortization of net actuarial loss	(48)	—
Total net periodic benefit cost	$198	$302

Assumptions as of end of period:
Discount rate	3.32%	4.08%
Health care cost trend rate assumed for next year	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%

The effect of a 1% change in the health care cost trend rate at December 31, 2014 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$30	$(26)
Benefit obligation	$154	$(137)

3.    Defined Contribution Plan

The 401(k) savings plan (“401(k) plan”) is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $4,675, $4,712 and $4,436 for the years ended December 31, 2014, 2013 and 2012, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

4.    Non-Qualified Defined Contribution Plan

In 2007, ESA implemented two new benefit plans for the executives of the organization. The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan. ESA provides a match of 50 cents on the dollar up to 10% of the employees’ total salary and incentive based compensation. The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across three ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $181, $880 and $742 for the years ended December 31, 2014, 2013 and 2012, respectively, and the total ESA contribution to the plan was $130 for 2014. The cash and cash surrender value of these life insurance policies at December 31, 2014 was $4,423. The total liability related to the 409(A) plan was $4,905 at December 31, 2014.

The second plan implemented is a non-qualified, defined benefit plan for the top three executives of ESA. The plan provides a calculated, guaranteed payment in addition to their regular pension through the company upon retirement. The plan is funded with several life insurance policies. They are not segregated into a trust or otherwise effectively restricted. These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets. The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies have a cash surrender of $2,631 at December 31, 2014. Related liability for the pension payments is $4,477 at December 31, 2014. As of December 31, 2014, all executives had partially vested balances in the plan.